                             OppenheimerFunds, Inc.
                           Two World Financial Center
                         225 Liberty Street, 11th Floor
                             New York, NY 10281-1008

Nancy Vann
Vice President &
Assistant Counsel

December 29, 2005

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:      Oppenheimer International Small Company Fund ("Registrant")
                  Reg. No. 333-31537; File No. 811-08299
                  EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933,  as amended,  I hereby  represent  that,  with  respect  to  the  Prospectus  and  Statement  of
Additional  Information of the  Registrant,  dated December 28, 2005, no changes were  made  to the  Prospectus  and  the  Statement  of  Additional  Information
contained in  Post-Effective  Amendment No. 14 to the Registrant's  Registration
Statement on Form N-1A, which was filed  electronically  with the Securities and
Exchange Commission on December 23, 2005.

                                                       Sincerely,

                                                       /s/ Nancy Vann
                                                 --------------------------
                                                          Nancy Vann
                                                          Vice President &
                                                          Assistant Counsel
                                                          212.323.5089
                                                          nvann@oppenheimerfunds.com

cc:    Mayer, Brown, Rowe & Maw LLP
       KPMG LLP
       Gloria LaFond